Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Incurred research and development expenses	$ 1,382,808	$ 1,544,229	$ 3,080,991
Owed to the Company	$ 131,839	136,002
SciSparc Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of economics and rights held in joint venture	50.00%
Incurred research and development expenses	$ 50,319	$ 141,409	$ 194,205